Commitments and Contingent Liabilities	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 3:- COMMITMENTS AND CONTINGENT LIABILITIES

a.	In connection with its research and development programs, through June 30, 2022, the Company received participation payments from the Israel Innovation Authority of the Ministry of Economy in Israel (“IIA”) in the aggregate amount of $4,888. In return for IIA’s participation, the Company is committed to pay royalties at a rate of 3% of sales of the developed products, up to 100% of the amount of grants received plus interest at LIBOR rate. Through June 30, 2022, no royalties have been paid or accrued.

b.	The Company’s facilities are leased under operating lease agreements for periods ending no later than 2027. The Company has bank guarantees in connection with the facilities lease agreements in the total amount of $214. Accordingly, cash in the same amount was restricted in bank deposits. The Company also leases motor vehicles under various operating leases, the latest of which expires in 2025. Future minimum lease payments under non-cancelable operating leases as of June 30, 2022, are as follows (unaudited):

2022	$854
2023	1,273
2024	515
2025	456
2026 and thereafter	665

Total	$3,763

As of June 30, 2022, the Company made advance payments on account of car leases in the amount of $84 (unaudited). Lease expenses for the six-month ended June 30, 2022, were $699 (unaudited).